Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets Current [Abstract]
Schedule of other current assets
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	December 31, 2013
Prepaid expenses	78	441
Insurance claims	22	134
Other	204	390
Total	304	965